Note 02 - Summary of Significant Accounting Policies, Subsidiaries (Detail)	12 Months Ended
Dec. 31, 2010
Petrobras Química S.A. - Petroquisa and subsidiaries [Member]
Activity	Petrochemical
Petrobras Distribuidora S.A. - BR and subsidiaries [Member]
Activity	Distribution
Braspetro Oil Services Company - Brasoil and subsidiaries
Activity	International operations
Braspetro Oil Company - BOC and subsidiaries
Activity	International operations
Petrobras International Braspetro B.V. - PIBBV and subsidiaries
Activity	International operations
Petrobras Gás S.A. - Gaspetro and subsidiaries
Activity	Gas transportation
Petrobras International Finance Company - PifCo and subsidiaries
Activity	Financing
Petrobras Transporte S.A. - Transpetro and subsidiary
Activity	Transportation
Downstream Participações Ltda. and subsidiary
Activity	Refining and distribution
Petrobras Netherlands BV - PNBV and subsidiaries
Activity	Exploration and Production
Petrobras Comercializadora de Energia Ltda. - PBEN
Activity	Energy
Petrobras Negócios Eletrônicos S.A. - E-Petro and subsidiary
Activity	Corporate
5283 Participações Ltda. Corporate
Activity	Corporate
Fundo de Investimento Imobiliário RB Logística - FII
Activity	Corporate
FAFEN Energia S.A. and subsidiary
Activity	Energy
Baixada Santista Energia Ltda.
Activity	Energy
Sociedade Fluminense de Energia Ltda. - SFE
Activity	Energy
Termoaçu S.A.
Activity	Energy
Termobahia S.A.
Activity	Energy
Termoceará Ltda.
Activity	Energy
Termorio S.A.
Activity	Energy
Termomacaé Ltda.
Activity	Energy
Termomacaé Comercializadora de Energia Ltda.
Activity	Energy
Ibiritermo S.A.
Activity	Energy
Usina Termelétrica de Juiz de Fora S.A.
Activity	Energy
Petrobras Biocombustível S.A.
Activity	Energy
Companhia Locadora de Equipamentos Petrolíferos S.A. - CLEP
Activity	Exploration and Production
Comperj Participações S.A.
Activity	Petrochemical
Comperj Petroquímicos Básicos S.A.
Activity	Petrochemical
Comperj PET S.A.
Activity	Petrochemical
Comperj Estirênicos S.A.
Activity	Petrochemical
Comperj MEG S.A.
Activity	Petrochemical
Comperj Poliolefinas S.A.
Activity	Petrochemical
Refinaria Abreu e Lima S.A.
Activity	Refining
Cordoba Financial Services Gmbh - CFS and subsidiary
Activity	Corporate
Cayman Cabiunas Investments Co.
Activity	Exploration and Production
Breitener Energética S.A.
Activity	Energy
Albacora Japão Petróleo Ltda.
Activity	Exploration and Production
Companhia de Desenvolvimento e Modernização de Plantas Industriais - CDMPI
Activity	Refining
PDET Offshore S.A.
Activity	Exploration and Production
Companhia de Recuperação Secundária S.A.
Activity	Exploration and Production
Nova Transportadora do Nordeste S.A. - NTN
Activity	Transportation
Nova Transportadora do Sudeste S.A. - NTS
Activity	Transportation
Gasene Participações Ltda.
Activity	Transportation
Charter Development LLC- CDC
Activity	Exploration and Production
Companhia Mexilhão do Brasil
Activity	Exploration and Production
Fundo de Investimento em Direitos Creditórios não-padronizados do Sistema Petrobras (1)
Activity	Corporate